Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
Note 3. Investment Securities

Debt and equity securities have been classified in the consolidated balance sheets according to management's intent. The amortized cost of securities and their approximate fair values at December 31 follow:

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
2011
Available for sale:
U.S. Government agency securities	$2,994,524	$80,995	$-	$3,075,519
Government sponsored enterprises	19,964,092	540,636	8,243	20,496,485
Mortgage-backed securities	12,064,933	85,917	28,108	12,122,742
State and municipal securities	12,885,992	409,471	15,881	13,279,582
	$47,909,541	$1,117,019	$52,232	$48,974,328
Held to maturity:
State and municipal securities	$533,042	$31,009	$-	$564,051

	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2010
Available for sale:
US. Government agency securities	$1,231,318	$60,277	$-	$1,291,595
Government sponsored enterprises	23,848,397	151,337	530,368	23,469,366
Mortgage-backed securities	10,254,088	394,732	18,126	10,630,694
State and municipal securities	11,673,223	81,369	305,000	11,449,592
	$47,007,026	$687,715	$853,494	$46,841,247
Held to maturity:
State and municipal securities	$850,590	$37,423	$-	$888,013

During 2010, three municipal securities classified as held to maturity were sold. The amortized cost of the securities totaled $1,366,635 and sales proceeds totaled $1,386,012, resulting in a net gain of $19,377. The securities were sold based upon evidence of deterioration in the issuer's creditworthiness. Each of these securities had lost underlying insurance protection resulting in a reduction in credit rating for one issue and loss of credit ratings on two issues. There were no securities transferred between the available for sale and held to maturity portfolios or other sales of held to maturity securities during the periods presented.

Restricted equity searities were $1,380,700 and $1,617,300 at December 31, 2011 and 2010, respectively. Restricted equity securities consist of investments in stock of the Federal Home Loan Bank of Atlanta ("FHLB"), Community Bankers Bank, Pacific Coast Bankers Bank, and the Federal Reserve Bank of Richmond, all of which are carried at cost. All of these entities are upstream correspondents of the Bank. The FHLB requires financial institutions to make equity investments in the FHLB in order to borrow money. The Bank is required to hold that stock so long as it borrows from the FHLB. The Federal Reserve requires Banks to purchase stock as a condition for membership in the Federal Reserve system. The Bank's stock in Community Bankers Bank and Pacific Coast Bankers Bank is restricted only in the fact that the stock may only be repurchased by the respective banks.

The following table details unrealized losses and related fair values in the Company's held to maturity and available for sale investment securities portfolios. This information is aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2011 and 2010.

	Less Than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses

2010
Available for sale:
U.S. Government agency securities	$-	$-	$-	$-	$-	$-
Government sponsored enterprises	3,032,760	8,243	-	-	3,032,760	8,243
Mortgage-backed securities	6,803,995	28,108	-	-	6,803,995	28,108
State and municipal securities	1,625,661	8,626	451,117	7,255	2,076,778	15,881
Total securities available for sale	$11,462,416	$44,977	$451,117	$7,255	$11,913,533	$52,232

Held to maturity:
State and municipal securities	$-	$-	$-	$-	$-	$-

2010
Available for sale:
U.S. Government agency securities	$-	$-	$-	$-	$-	$-
Government sponsored enterprises	13,870,450	493,346	32,178	37,022	13,902,628	530,368
Mortgage-backed securities	2,801,081	18,126	-	-	2,801,081	18,126
State and municipal securities	5,902,003	305,000	-	-	5,902,003	305,000
Total securities available for sale	$22,573,534	$816,472	$32,178	$37,022	$22,605,712	$853,494

Held to maturity:
State and municipal securities	$-	$-	$-	$-	$-	$-

At December 31, 2011, debt securities with unrealized losses had depreciated 0.45% from their amortized cost basis. Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to the length of time and the extent to which the fair value has been less than cost, and the fmancial condition and near-term prospects of the issuer. The relative significance of these and other factors will vary on a case by case basis. In analyzing an issuer's fmancial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, the results of reviews of the issuer's financial condition and the issuer's anticipated ability to pay the contractual cash flows of the investments. Since the Company intends to hold all of its investment securities until maturity, and it is more likely than not that the Company will not have to sell any of its investment securities before unrealized losses have been recovered, and the Company expects to recover the entire amount of the amortized cost basis of all its securities, none of the securities are deemed other than temporarily impaired at December 31, 2011. Management continues to monitor all of these securities with a high degree of scrutiny. There can be no assurance that the Company will not conclude in future periods that conditions existing at that time indicate some or all of these securities are other than temporarily impaired, which could require a charge to earnings in such periods.

Investment searities with amortized cost of approximately $26,326,337 and $17,636,109 at December 31, 2011 and 2010, respectively, were pledged as collateral on public deposits and for other purposes as required or permitted by law. &lass realized gains and losses for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009

Realized gains	$613,245	$629,558	$277,614
Realized losses	(9,255)	(55,327)	(57,525)
	$603,990	$574,231	$220,089

The scheduled maturities of securities available for sale and securities held to maturity at December 31, 2011, were as follows:

	Available for Sale		Held to Maturity
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$200,333	$204,025	$-	$
Due after one year through five years	780,589	813,677	386,023		397,248
Due after five years through ten years	13,100,534	13,534,248	-		-
Due after ten years	33,828,085	34,422,378	147,019		166,803
	$47,909,541	$48,974,328	$533,042		$564,051

Maturities of mortgage backed securities are based on contractual amounts. Actual maturity will vary as loans underlying the securities are prepaid.